Debt - Components of Long-term Debt - Footnote B (Parenthetical) (Detail) - Secured Equipment Loan [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Value of locomotive units and other rolling stock used as collateral	CAD 63
Floating interest rate	1.89%	1.93%	1.97%
Floating interest rate, margin rate	0.53%
Final repayment of principal amount	CAD 53
Maturity	2015-08